CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income	$ 574	$ 528	[1]	$ 391	[1]
Items that will not be reclassified subsequently to profit or loss:
Revaluation of property, plant and equipment	418	335		646
Unrealized actuarial gains (losses)	8	(49)		26
Taxes on the above items	(206)	(83)		(131)
Equity accounted investments	259	199		173
Other comprehensive income that will not be reclassified to profit or loss, net of tax	479	402		714
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	38	(37)		(928)
Cash flow hedge	137	(1)		(41)
Net investment hedge	(266)	169		89
Available-for-sale securities	5	9		(33)
Taxes on the above items	6	8		(10)
Equity accounted investments	(76)	26		7
Other comprehensive income that will be reclassified to profit or loss, net of tax	(156)	174		(916)
Total other comprehensive income (loss)	323	576		(202)
Comprehensive income	897	1,104		189
Attributable to:
Limited partners	139	643		83
General partner	112	88		65
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	57	265		34
Interest of others in operating subsidiaries	$ 589	$ 108		$ 7

[1]	Certain net income allocations have been reclassified to provide comparability with the current year consolidated statements of partnership capital.